Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 – PREMISES AND EQUIPMENT

Details of premises and equipment at December 31 are as follows (dollars in thousands):

	2011	2010

Land	$1,811	$1,811
Buildings and improvements	12,141	11,925
Furniture, fixtures, and equipment	4,933	4,770
Construction in progress	196	12

Total cost basis	19,081	18,518
Less - accumulated depreciation	9,454	8,858

Net book value	$9,627	$9,660

Depreciation of premises and equipment charged to operating expenses amounted to $1.067 million in 2011, $1.098 million in 2010, and $1.050 million in 2009.